USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	97.5%
Advertising	4.8%
Interpublic Group of Cos., Inc. (The)	3.3%	6,300	161,280
Omnicom Group, Inc.	1.5%	1,170	73,815
			235,095
Banks	11.6%
Associated Banc-Corp.	2.7%	6,599	132,508
Bank of New York Mellon Corp. (The)	2.9%	3,713	143,025
JPMorgan Chase & Co.	3.5%	1,647	172,111
KeyCorp	2.5%	7,749	124,139
			571,783
Beverages	3.0%
Coca-Cola Co. (The)	3.0%	2,619	146,716
Biotechnology	2.7%
Gilead Sciences, Inc.	2.7%	2,160	133,250
Chemicals	1.9%
Huntsman Corp.	1.9%	3,802	93,301
Computers	5.1%
HP, Inc.	2.1%	4,257	106,085
NetApp, Inc.	3.0%	2,358	145,842
			251,927
Diversified Financial Services	6.0%
Ally Financial, Inc.	1.5%	2,565	71,384
CME Group, Inc.	2.5%	702	124,345
Jefferies Financial Group, Inc.	2.0%	3,369	99,386
			295,115
Hand/Machine Tools	4.1%
Snap-on, Inc.	4.1%	999	201,149
Home Builders	1.3%
MDC Holdings, Inc.	1.3%	2,304	63,176
Insurance	7.4%
Everest Re Group Ltd.	4.0%	747	196,043
Old Republic International Corp.	3.4%	8,019	167,837
			363,880
Media	3.2%
Comcast Corp. – Class A	3.2%	5,403	158,470
Pharmaceuticals	18.9%
AbbVie, Inc.	3.8%	1,412	189,505
Cardinal Health, Inc.	2.8%	2,057	137,161
Johnson & Johnson	5.0%	1,521	248,471

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	3.9%	2,204	$189,808
Pfizer, Inc.	3.4%	3,807	166,594
			931,539
REITS	9.2%
Extra Space Storage, Inc.	3.5%	990	170,983
Highwoods Properties, Inc.	1.5%	2,745	74,005
Lamar Advertising Co. – Class A	2.3%	1,366	112,681
STAG Industrial, Inc.	1.9%	3,366	95,696
			453,365
Retail	7.6%
Genuine Parts Co.	4.1%	1,355	202,328
Walgreens Boots Alliance, Inc.	3.5%	5,490	172,386
			374,714
Semiconductors	7.3%
Broadcom, Inc.	3.1%	342	151,851
Texas Instruments, Inc.	4.2%	1,323	204,774
			356,625
Transportation	3.4%
United Parcel Service, Inc. – Class B	3.4%	1,044	168,648
Total Common Stocks
(Cost $5,473,113)	97.5%		4,798,753
Money Market Funds	2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.75%(a)
(Cost $119,719)	2.4%	119,719	119,719
Total Investments
(Cost $5,592,832)	99.9%		4,918,472
Other Assets in Excess of Liabilities	0.1%		4,966
Total Net Assets	100.0%		$4,923,438

(a)	Reflects the 7-day yield at September 30, 2022.

Summary of Investments by Country^
United States	96.0%
Bermuda	4.0
100.0%

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2022 (unaudited) (continued)

Summary of Investments by Sector^
Financial	34.3%
Consumer, Non-cyclical	24.6
Technology	12.4
Consumer, Cyclical	8.9
Communications	8.0
Industrial	7.5
Money Market Fund	2.4
Basic Materials	1.9
100.0%

^	As a percentage of total investments.